Estimates (Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and depletion expense	$ 1,904	$ 1,616	$ 1,409
Capitalized interest, excluding AFUDC	$ 200	$ 163	$ 101